OTG LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

		Shares	Fair Value
6.08%	CORPORATE BONDS
0.21%	COLUMBIA
	BBVA Colombia SA, 4.875%, 4/21/2025	32,000	33,126
2.98%	MEXICO
	Credito Real SAB DE, 8.00%, 1/21/2028	200,000	120,286
	Unifin Financiera SA, 7.25%, 9/27/2023	200,000	183,708
	Unifin Financiera SA, 7.375%, 2/12/2026	200,000	166,772
			470,766
2.88%	PERU
	Peru Lng S.R.L., 5.375%, 3/22/2030	300,000	260,082
	Volcan Cia Minea SAA, 4.375%, 2/11/2026	200,000	195,250
			455,332
6.07% TOTAL CORPORATE BONDS			959,224
73.56% COMMON STOCKS
45.15% BRAZIL
	Afya Ltd.*	6,600	103,686
	Ambev S.A. ADR	108,000	302,400
	Anima Holding SA*	100,000	150,770
	Banco Bradesco S.A. ADR	237,486	812,202
	Banco Santander (Brasil) S.A.	39,000	209,861
	BRF S.A. ADR*	129,000	527,610
	Companhia Brasileira de Distribuicao ADR*	80,900	322,791
	Gerdau S.A. ADR	150,750	741,690
	Globant S.A.*	480	150,763
	Hapvida Participacoes e Investimentos S.A.	35,000	65,208
	Itau Unibanco Holdings S.A. ADR	162,100	607,875
	JBS SA	18,000	122,608
	NU Holdings LTD*	200	1,876
	Petroleo Brasileiro S.A. ADR	158,650	1,741,977
	Sendas Distribuidora S/A	23,900	283,215
	Suzaano Papel E Celul*	19,800	213,840
	Vale S.A. ADR	45,300	635,106
	XP Inc.*	4,665	134,072
			7,127,550
5.28% CHILE
	Banco De Credito Inversion*	3,432	100,275
	Cencosud SA	105,000	175,655
	Colbun SA	1,300,000	105,763
	Itau Corpbanca*	107,668,957	208,308
	SMU SA	1,838,000	185567
	Sociedad Mariz Saam SA*	877,601	57,696
			833,264
4.62% COLUMBIA
	Bancolombia SA*	8,950	282,731
	Celsia SA E.S.P.	42,000	43,230
	Cementos Argos S.A.	102,462	154,011
	Grupo de Inversions SurAmericana	341,000	88,838
	Grupo Aval Acciones y Valores S.A.	21,851	161,265
			730,075
0.92% IRELAND
	Medtronic PLC	1,400	144,830
1.95% MEXICO
	Alsea S.A.B De C.V.*	70,000	130,004
	Fomento Economico Mexicano S.A.B. de C.V. ADR	21,300	178,626
			308,630
			OTG LATIN AMERICA FUND
			SCHEDULE OF INVESTMENTS
			December 31, 2021 (unaudited)
9.91%	PERU
	Alicorp S.A.A.			142,155		215,058
	Banco BBVA Peru SA			126,329		57,177
	Cememntos Pascasmayo S.A.A.			70,000		86,645
	Creditcorp LTD			5,760		703,123
	Ferreyros SA			268,133		137,449
	Inretail Peru Corp.			4,729		165,279
	Intercorp Financial Services			7,599		200,462
						1,565,193
1.93%	SPAIN
	Banco Santander S.A. ADR			1,272		4,185
	Codere DD30 AC II			30,000		300,000
						304,185
3.80%	UNITED STATES
	Comcast Corp			1,800		90,594
	The Goldman Sachs Group, Inc.*			400		153,020
	Mercadolibre, Inc.*			70		94,388
	Target Corp.			410		94,890
	Visa Inc. Class A*			770		166,867
						599,759
73.56%	TOTAL COMMON STOCKS					11,613,486
0.94%	EXCHANGE TRADED FUNDS
	iShares Russell 2000 ETF			665		147,929
0.94%	TOTAL EXCHANGE TRADED FUNDS
						147,929
17.69%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund
	Institutional Class 0.03%**			27,992,119		2,792,119
98.26%	TOTAL INVESTMENTS					15,512,758
1.74%	Other assets, net of liabilities					275,412
100.00%	NET ASSETS					$15,788,170
-0.02%	OPTIONS WRITTEN
		Number
		of	Notional	Exercie	Expiration
		Contracts	Amount	Price	Date	Value
	Description
	CALL OPTION
	Petrobras SA ADR	250	$(27,450) $	12	1/22/2022	$(2,500)
	TOTAL OPTIONS WRITTEN					$(2,500)

* Non-income producing

** Effective 7 day yield as of December 31, 2021

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

OTG LATIN AMERICA FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3
		Other Significant
	Quoted Prices	Observable Inputs	Significant Unobservable Inputs	Total
Corporate Bonds	$-	$959,224	$-	$959,224
Common Stocks	11,613,486	-	-	11,613,486
Money Market Funds	2,792,119	-	-	2,792,119
Total Investments	$14,405,605	$959,224	$-	$15,364,829
OPTIONS WRITTEN	$-	$(2,500)	$-	$(2,500)
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.
At December 31, 2021, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,690,549 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$812,827
		Gross unrealized depreciation		(993,118)
		Net unrealized appreciation		$(180,291)